UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2022

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West International Index Fund
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2022
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2022 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	26.04%
Financial	19.48
Consumer, Cyclical	12.30
Industrial	12.28
Basic Materials	6.45
Technology	5.28
Communications	5.20
Energy	4.77
Utilities	3.24
Government Money Market Mutual Funds	0.78
Diversified	0.23
Short Term Investments	3.95
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/22)	(06/30/22)	(01/01/22 – 06/30/22)
Institutional Class
Actual	$1,000.00	$ 808.30	$1.26
Hypothetical (5% return before expenses)	$1,000.00	$1,023.40	$1.40
Investor Class
Actual	$1,000.00	$ 806.90	$2.87
Hypothetical (5% return before expenses)	$1,000.00	$1,021.60	$3.21
* Expenses are equal to the Fund's annualized expense ratio of 0.28% for the Institutional Class shares and 0.64% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.52%
48,633	Air Liquide SA	$ 6,546,167
17,802	Akzo Nobel NV	1,164,219
119,358	Anglo American PLC	4,266,152
36,492	Antofagasta PLC	515,079
59,702	ArcelorMittal SA	1,338,846
5,601	Arkema SA	501,026
118,500	Asahi Kasei Corp	901,474
85,696	BASF SE	3,749,408
471,860	BHP Group Ltd	13,511,062
45,951	BlueScope Steel Ltd	506,318
25,884	Boliden AB	827,783
14,786	Brenntag SE	968,165
9,489	Chr Hansen Holding A/S	692,676
20,281	Clariant AG(a)	386,724
18,557	Covestro AG(b)	644,834
13,334	Croda International PLC	1,053,621
649	EMS-Chemie Holding AG(c)	484,350
158,988	Evolution Mining Ltd	259,779
20,461	Evonik Industries AG	438,812
158,003	Fortescue Metals Group Ltd	1,899,948
862	Givaudan SA(a)	3,038,302
925,219	Glencore PLC	5,010,829
19,700	Hitachi Metals Ltd(c)	298,222
8,507	Holmen AB Class B	346,521
67,509	ICL Group Ltd	616,689
44,700	JFE Holdings Inc	470,253
18,969	Johnson Matthey PLC	447,185
16,500	Koninklijke DSM NV	2,363,644
15,717	Mineral Resources Ltd	527,504
122,500	Mitsubishi Chemical Group Corp	665,625
17,100	Mitsui Chemicals Inc	364,734
46,343	Mondi PLC	822,313
83,065	Newcrest Mining Ltd	1,183,363
73,400	Nippon Paint Holdings Co Ltd(a)	549,193
14,700	Nippon Sanso Holdings Corp	235,365
81,174	Nippon Steel Corp	1,136,039
11,700	Nissan Chemical Corp	540,042
12,800	Nitto Denko Corp	827,886
121,749	Norsk Hydro ASA	688,035
100,400	Northern Star Resources Ltd	470,947
18,747	Novozymes A/S Class B	1,128,250
10,581	OCI NV(a)	348,071
77,900	Oji Holdings Corp	337,488
34,635	Rio Tinto Ltd	2,470,821
104,795	Rio Tinto PLC	6,264,706
35,100	Shin-Etsu Chemical Co Ltd	3,945,625
23,109	Smurfit Kappa Group PLC	779,286
6,627	Solvay SA	539,878
437,608	South32 Ltd	1,185,783
54,389	Stora Enso OYJ Class R	861,804
139,000	Sumitomo Chemical Co Ltd	544,004
22,400	Sumitomo Metal Mining Co Ltd	694,497
57,438	Svenska Cellulosa AB SCA Class B	863,009
12,405	Symrise AG	1,352,960
Shares		Fair Value
Basic Materials — (continued)
131,700	Toray Industries Inc	$ 741,318
23,000	Tosoh Corp	286,091
18,254	Umicore SA	639,879
49,843	UPM-Kymmene OYJ	1,528,357
10,278	voestalpine AG	219,665
15,819	Yara International ASA	662,832
		86,653,458
Communications — 5.25%
25,064	Adevinta ASA(c)	184,519
92,239	Auto Trader Group PLC(b)	624,469
84,461	Bollore SE(c)	393,737
660,246	BT Group PLC	1,500,178
36,500	CyberAgent Inc	365,677
15,148	Delivery Hero SE(b)(c)	571,473
20,900	Dentsu Group Inc(a)	630,089
302,410	Deutsche Telekom AG	6,014,736
13,743	Elisa OYJ(c)	773,697
93,363	Grab Holdings Ltd Class A(a)(c)	236,208
23,000	Hakuhodo DY Holdings Inc	211,276
1,800	Hikari Tsushin Inc	185,043
339,900	HKT Trust & HKT Ltd	456,500
141,358	Informa PLC(c)	912,914
15,484	Just Eat Takeaway.com NV(a)(c)	243,308
12,600	Kakaku.com Inc	209,274
150,500	KDDI Corp	4,745,923
314,139	Koninklijke KPN NV	1,117,752
41,500	M3 Inc	1,194,577
22,200	MonotaRO Co Ltd	331,084
5,983	Nice Ltd(c)	1,154,534
111,500	Nippon Telegraph & Telephone Corp	3,203,748
503,054	Nokia OYJ	2,331,691
186,141	Orange SA	2,193,416
73,607	Pearson PLC	673,875
78,093	Prosus NV	5,056,828
14,523	Proximus SADP	214,358
20,784	Publicis Groupe SA	1,022,173
77,000	Rakuten Group Inc	348,164
8,225	Scout24 SE(b)	423,716
34,000	Sea Ltd ADR(c)	2,273,240
31,107	SEEK Ltd	451,236
774,800	Singapore Telecommunications Ltd	1,410,187
267,900	SoftBank Corp	2,974,371
112,500	SoftBank Group Corp	4,360,332
181,765	Spark New Zealand Ltd	543,978
2,465	Swisscom AG	1,363,442
46,125	Tele2 AB Class B(a)	525,957
925,736	Telecom Italia SpA(a)(c)	242,736
272,328	Telefonaktiebolaget LM Ericsson Class B	2,034,023
105,749	Telefonica Deutschland Holding AG(a)	304,951
507,504	Telefonica SA(a)	2,591,088
63,734	Telenor ASA	851,692

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
Communications — (continued)
243,679	Telia Co AB	$ 935,266
391,224	Telstra Corp Ltd	1,040,568
12,300	Trend Micro Inc	601,734
9,339	United Internet AG	267,696
71,256	Vivendi SE	727,163
2,545,837	Vodafone Group PLC	3,957,878
5,377	Wix.com Ltd(c)	352,462
24,493	Wolters Kluwer NV	2,373,822
111,141	WPP PLC	1,122,391
253,400	Z Holdings Corp	736,906
11,500	ZOZO Inc	208,066
		69,776,122
Consumer, Cyclical — 12.15%
15,439	Accor SA(c)	421,202
16,132	adidas AG	2,865,555
13,100	Aisin Corp	405,458
13,900	ANA Holdings Inc(c)	256,756
56,855	Aristocrat Leisure Ltd	1,352,355
18,700	Bandai Namco Holdings Inc	1,320,089
92,551	Barratt Developments PLC	517,586
30,892	Bayerische Motoren Werke AG	2,394,777
10,103	Berkeley Group Holdings PLC	459,328
53,600	Bridgestone Corp(a)	1,954,223
30,630	Bunzl PLC	1,016,871
36,577	Burberry Group PLC	733,565
170,200	Chow Tai Fook Jewellery Group Ltd	321,489
48,705	Cie Financiere Richemont SA	5,238,865
63,364	Cie Generale des Etablissements Michelin SCA	1,730,540
37,300	City Developments Ltd	219,082
166,450	Compass Group PLC	3,416,434
9,994	Continental AG	701,469
42,936	Daimler Truck Holding AG(c)	1,130,763
53,800	Daiwa House Industry Co Ltd	1,258,221
40,500	Denso Corp	2,137,690
60,193	Deutsche Lufthansa AG(a)(c)	354,554
2,486	D'ieteren Group(a)	365,309
5,061	Domino's Pizza Enterprises Ltd	237,896
19,784	Electrolux AB Class B(a)	267,220
55,699	Entain PLC(c)	847,269
16,092	Evolution AB(b)	1,472,113
5,500	Fast Retailing Co Ltd	2,889,023
20,626	Ferguson PLC	2,310,074
11,761	Ferrari NV	2,164,477
15,552	Flutter Entertainment PLC(c)	1,576,634
209,000	Galaxy Entertainment Group Ltd	1,252,030
561,913	Genting Singapore Ltd	291,433
12,512	GN Store Nord AS(a)	441,388
69,615	H & M Hennes & Mauritz AB Class B(a)	835,564
2,955	Hermes International	3,325,655
Shares		Fair Value
Consumer, Cyclical — (continued)
152,200	Honda Motor Co Ltd	$ 3,669,710
9,200	Hoshizaki Corp	274,214
12,156	Iida Group Holdings Co Ltd	186,623
5,258	IMCD NV	718,953
101,777	Industria de Diseno Textil SA(a)	2,312,940
16,805	InterContinental Hotels Group PLC	892,947
52,500	Isuzu Motors Ltd	580,723
111,000	ITOCHU Corp	2,994,554
11,800	Japan Airlines Co Ltd	202,743
233,754	JD Sports Fashion PLC	329,221
6,999	Kering SA	3,627,086
192,281	Kingfisher PLC	574,394
9,700	Koito Manufacturing Co Ltd	308,090
8,766	La Francaise des Jeux SAEM(b)	304,394
204,998	Lottery Corp Ltd(c)	639,580
25,903	LVMH Moet Hennessy Louis Vuitton SE	15,875,446
146,000	Marubeni Corp	1,309,851
50,100	Mazda Motor Corp	408,941
6,900	McDonald's Holdings Co Japan Ltd(a)	251,338
74,733	Mercedes-Benz Group AG	4,340,388
117,900	Mitsubishi Corp	3,511,201
131,400	Mitsui & Co Ltd	2,887,454
19,362	Moncler SpA	834,235
12,617	Next PLC	901,055
24,800	NGK Insulators Ltd	334,118
10,300	Nintendo Co Ltd	4,429,581
220,400	Nissan Motor Co Ltd	863,221
7,500	Nitori Holdings Co Ltd	713,721
7,200	Open House Group Co Ltd	286,601
18,600	Oriental Land Co Ltd	2,597,526
37,100	Pan Pacific International Holdings Corp	591,494
208,100	Panasonic Holdings Corp	1,680,238
8,941	Pandora A/S	568,044
28,953	Persimmon PLC	658,559
9,492	Puma SE	629,764
78,684	Qantas Airways Ltd(a)(c)	243,514
446	Rational AG	260,015
26,764	Reece Ltd	254,227
17,530	Renault SA(c)	442,563
242,000	Sands China Ltd(c)	582,180
2,611	SEB SA	251,979
34,400	Sekisui Chemical Co Ltd	471,624
56,700	Sekisui House Ltd	995,389
17,800	Sharp Corp	137,684
6,700	Shimano Inc	1,128,661
125,100	Singapore Airlines Ltd(c)	459,676
8,072	Sodexo SA	570,970
117,600	Sony Group Corp	9,591,077
204,175	Stellantis NV	2,537,098
56,800	Subaru Corp	1,004,704
105,000	Sumitomo Corp	1,427,312
69,300	Sumitomo Electric Industries Ltd	765,801

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
33,900	Suzuki Motor Corp	$ 1,065,746
7,721	Swatch Group AG	853,422
335,637	Taylor Wimpey PLC	477,890
11,200	Toho Co Ltd	405,722
14,100	Toyota Industries Corp	874,302
989,375	Toyota Motor Corp	15,265,369
20,600	Toyota Tsusho Corp	671,618
68,495	Universal Music Group NV(a)	1,372,374
20,100	USS Co Ltd	348,375
21,617	Valeo	421,230
3,005	Volkswagen AG	549,571
18,820	Volvo AB Class A	304,784
142,256	Volvo AB Class B	2,213,417
54,212	Volvo Car AB Class B(a)(c)	360,221
7,700	Welcia Holdings Co Ltd	154,804
105,791	Wesfarmers Ltd	3,059,898
17,941	Whitbread PLC	543,835
13,000	Yamaha Corp	535,924
26,900	Yamaha Motor Co Ltd(a)	493,958
20,419	Zalando SE(b)(c)	537,892
		161,406,731
Consumer, Non-Cyclical — 26.23%
14,285	Adecco Group AG	486,902
2,041	Adyen NV(b)(c)	2,945,446
59,800	Aeon Co Ltd	1,038,733
44,200	Ajinomoto Co Inc	1,077,844
46,625	Alcon Inc	3,269,418
42,033	Amadeus IT Group SA(c)	2,353,613
11,308	Amplifon SpA(a)	347,661
81,039	Anheuser-Busch InBev SA(a)	4,364,127
4,312	Argenx SE(a)(c)	1,625,430
41,700	Asahi Group Holdings Ltd	1,371,321
20,900	Asahi Intecc Co Ltd	316,445
41,626	Ashtead Group PLC	1,750,637
34,518	Associated British Foods PLC	665,834
173,800	Astellas Pharma Inc	2,711,576
144,535	AstraZeneca PLC	19,063,792
46,229	Atlantia SpA	1,085,206
2,810	Bachem Holding AG	195,857
323	Barry Callebaut AG	722,687
91,662	Bayer AG	5,473,747
9,627	Beiersdorf AG	987,901
3,637	BioMerieux	356,626
137,546	Brambles Ltd	1,017,056
203,386	British American Tobacco PLC	8,716,756
169,900	Budweiser Brewing Co APAC Ltd(b)	509,819
26,650	Bureau Veritas SA	685,656
3,981	Carl Zeiss Meditec AG	478,636
9,584	Carlsberg AS Class B	1,224,861
58,905	Carrefour SA(a)	1,045,645
111	Chocoladefabriken Lindt & Spruengli AG	2,076,938
63,200	Chugai Pharmaceutical Co Ltd(a)	1,616,688
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
18,903	Coca-Cola Europacific Partners PLC	$ 967,985
18,431	Coca-Cola HBC AG	410,561
6,311	Cochlear Ltd	866,454
124,461	Coles Group Ltd	1,531,661
11,275	Coloplast A/S Class B	1,288,278
44,669	CSL Ltd	8,293,912
21,900	Dai Nippon Printing Co Ltd	471,080
163,500	Daiichi Sankyo Co Ltd	4,158,212
60,954	Danone SA	3,413,572
47,346	Davide Campari-Milano NV	499,488
10,031	Demant A/S(a)(c)	377,080
217,491	Diageo PLC	9,392,699
2,582	DiaSorin SpA(a)	339,562
22,881	Edenred	1,083,893
22,600	Eisai Co Ltd	955,530
128,098	Endeavour Group Ltd	670,144
27,314	EssilorLuxottica SA(a)	4,141,167
56,798	Essity AB Class B	1,484,732
12,855	Eurofins Scientific SE	1,015,269
86,099	Experian PLC	2,526,886
55,458	Fisher & Paykel Healthcare Corp Ltd	690,880
19,187	Fresenius Medical Care AG & Co KGaA	961,294
39,441	Fresenius SE & Co KGaA	1,199,474
6,137	Genmab A/S(c)	1,991,118
20,372	Getinge AB Class B	472,149
4,400	GMO Payment Gateway Inc	313,416
27,172	Grifols SA(a)	515,302
476,181	GSK PLC	10,261,303
11,053	Heineken Holding NV	802,945
24,184	Heineken NV	2,201,276
14,761	HelloFresh SE(c)	481,575
9,675	Henkel AG & Co KGaA	594,438
16,209	Hikma Pharmaceuticals PLC	319,714
18,607	IDP Education Ltd	304,692
88,786	Imperial Brands PLC	1,987,176
15,360	Intertek Group PLC	789,313
3,388	Ipsen SA	320,788
5,000	Ito En Ltd	224,864
170,425	J Sainsbury PLC	423,922
112,600	Japan Tobacco Inc(a)	1,951,221
9,347	JDE Peet's NV	266,132
26,073	Jeronimo Martins SGPS SA	565,222
44,400	Kao Corp(a)	1,800,397
14,922	Kerry Group PLC Class A	1,427,028
26,574	Kesko OYJ Class B	628,898
13,500	Kikkoman Corp	718,428
77,100	Kirin Holdings Co Ltd(a)	1,217,952
5,000	Kobayashi Pharmaceutical Co Ltd	309,656
12,300	Kobe Bussan Co Ltd	302,347
97,569	Koninklijke Ahold Delhaize NV	2,539,636
85,595	Koninklijke Philips NV	1,835,895
3,100	Kose Corp	282,521
26,500	Kyowa Kirin Co Ltd	598,289
23,303	Lifco AB Class B	376,311

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
6,949	Lonza Group AG	$ 3,711,721
22,507	L'Oreal SA	7,814,588
266,338	Medibank Pvt Ltd	599,042
11,900	MEIJI Holdings Co Ltd	584,740
12,059	Merck KGaA	2,045,472
40,374	Mowi ASA	923,260
262,654	Nestle SA	30,697,098
51,600	Nexi SpA(c)	428,511
26,900	Nihon M&A Center Holdings Inc	286,758
4,900	Nippon Shinyaku Co Ltd	299,098
16,625	Nisshin Seifun Group Inc	194,563
5,500	Nissin Foods Holdings Co Ltd	379,891
7,190	NMC Health PLC(c)(d)	438
204,429	Novartis AG	17,331,620
157,114	Novo Nordisk A/S Class B	17,424,319
43,162	Ocado Group PLC(c)	411,346
117,100	Olympus Corp	2,373,054
35,200	Ono Pharmaceutical Co Ltd	904,263
9,549	Orion OYJ Class B	427,363
73,314	Orkla ASA	587,296
36,400	Otsuka Holdings Co Ltd	1,299,360
19,546	Pernod Ricard SA	3,613,578
15,700	Persol Holdings Co Ltd	286,652
21,123	QIAGEN NV(c)	993,168
17,084	Ramsay Health Care Ltd	865,315
10,862	Randstad NV(a)	524,967
66,645	Reckitt Benckiser Group PLC	5,010,897
9,470	Recordati Industria Chimica e Farmaceutica SpA	412,981
134,700	Recruit Holdings Co Ltd	3,966,975
180,499	RELX PLC	4,898,593
2,059	Remy Cointreau SA	361,277
177,838	Rentokil Initial PLC	1,030,703
68,177	Roche Holding AG	22,929,894
5,311	Salmar ASA	375,999
106,100	Sanofi	10,699,812
2,671	Sartorius Stedim Biotech	842,752
19,200	Secom Co Ltd	1,185,499
27,915	Securitas AB Class B(a)	241,348
70,300	Seven & i Holdings Co Ltd	2,727,668
559	SGS SA	1,282,167
24,700	Shionogi & Co Ltd	1,260,649
37,700	Shiseido Co Ltd	1,519,581
26,662	Siemens Healthineers AG(b)	1,359,404
83,444	Smith & Nephew PLC	1,166,438
41,723	Sonic Healthcare Ltd	951,005
5,063	Sonova Holding AG	1,618,042
9,733	Straumann Holding AG	1,172,497
12,800	Suntory Beverage & Food Ltd(a)	483,366
145,003	Swedish Match AB	1,479,399
16,238	Swedish Orphan Biovitrum AB(c)	352,693
15,300	Sysmex Corp	923,212
142,552	Takeda Pharmaceutical Co Ltd	4,004,051
60,200	Terumo Corp	1,821,113
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
717,252	Tesco PLC	$ 2,234,516
105,700	Teva Pharmaceutical Industries Ltd Sponsored ADR(c)	794,864
25,700	TOPPAN Inc	428,777
286,419	Transurban Group	2,849,671
70,752	Treasury Wine Estates Ltd	554,852
12,018	UCB SA	1,018,401
38,100	Unicharm Corp	1,278,531
239,609	Unilever PLC	10,919,865
4,176	Vifor Pharma AG(a)	747,800
773,145	WH Group Ltd(b)	598,403
175,000	Wilmar International Ltd	509,352
113,081	Woolworths Group Ltd	2,777,534
22,853	Worldline SA(c)	852,407
12,000	Yakult Honsha Co Ltd	692,153
		348,489,217
Diversified — 0.23%
251,924	CK Hutchison Holdings Ltd	1,709,053
20,679	Jardine Matheson Holdings Ltd	1,085,647
49,000	Swire Pacific Ltd Class A	292,641
		3,087,341
Energy — 4.82%
11,209	Aker BP ASA	388,200
23,166	Ampol Ltd	546,775
112,981	APA Group	879,870
1,842,226	BP PLC	8,649,050
8,799	DCC PLC(c)	547,229
279,950	ENEOS Holdings Inc	1,053,394
235,487	Eni SpA	2,793,045
91,185	Equinor ASA	3,177,378
48,431	Galp Energia SGPS SA	566,693
20,356	Idemitsu Kosan Co Ltd	486,278
93,900	Inpex Corp(a)	1,006,635
18,518	Lundin Energy AB	744,621
39,652	Neste OYJ	1,763,767
14,315	OMV AG	673,248
135,383	Repsol SA(a)	1,995,811
300,210	Santos Ltd	1,522,120
713,280	Shell PLC	18,571,447
22,899	Siemens Gamesa Renewable Energy SA	431,747
234,039	TotalEnergies SE(a)	12,319,155
94,222	Vestas Wind Systems A/S	2,003,348
175,734	Woodside Energy Group Ltd	3,862,374
		63,982,185
Financial — 19.68%
92,525	3i Group PLC	1,253,502
38,494	ABN AMRO Bank NV(a)(b)	432,542
196,139	abrdn PLC	382,735
19,287	Admiral Group PLC	527,846
170,066	Aegon NV(a)	732,415
13,005	AerCap Holdings NV(c)	532,425

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
Financial — (continued)
15,547	Ageas SA	$ 685,510
1,128,800	AIA Group Ltd	12,333,912
38,110	Allianz SE	7,306,110
5,211	Amundi SA(b)	286,904
89,938	Aroundtown SA(a)	287,659
306,440	Ascendas Real Estate Investment Trust REIT	628,922
103,262	Assicurazioni Generali SpA	1,649,387
18,242	ASX Ltd	1,031,122
263,027	Australia & New Zealand Banking Group Ltd	4,006,089
273,404	Aviva PLC	1,338,872
181,642	AXA SA	4,149,001
3,861	Azrieli Group Ltd	271,822
4,345	Baloise Holding AG	711,247
622,127	Banco Bilbao Vizcaya Argentaria SA	2,826,069
106,001	Banco Espirito Santo SA(c)	33
1,617,914	Banco Santander SA	4,577,773
119,508	Bank Hapoalim BM	1,003,536
138,546	Bank Leumi Le-Israel BM	1,239,436
1,563,432	Barclays PLC	2,923,170
104,948	BNP Paribas SA	5,019,891
351,000	BOC Hong Kong Holdings Ltd	1,393,813
79,238	British Land Co PLC REIT	433,363
417,273	CaixaBank SA	1,461,315
450,804	CapitaLand Integrated Commercial Trust REIT(c)	704,706
243,757	Capitaland Investment Ltd	670,897
50,000	Chiba Bank Ltd	273,685
187,424	CK Asset Holdings Ltd	1,331,707
90,193	Commerzbank AG(c)	639,934
159,213	Commonwealth Bank of Australia	9,947,081
104,400	Concordia Financial Group Ltd	362,493
5,265	Covivio REIT	294,145
115,397	Credit Agricole SA	1,063,846
249,793	Credit Suisse Group AG	1,425,780
93,800	Dai-ichi Life Holdings Inc	1,734,868
6,500	Daito Trust Construction Co Ltd	562,290
197	Daiwa House REIT Investment Corp	447,762
134,400	Daiwa Securities Group Inc	601,793
64,614	Danske Bank A/S	919,633
169,076	DBS Group Holdings Ltd	3,617,789
192,834	Deutsche Bank AG	1,694,575
17,728	Deutsche Boerse AG	2,977,018
103,952	Dexus REIT	639,249
87,788	DNB Bank ASA	1,589,276
28,291	EQT AB	581,467
31,502	Erste Group Bank AG	800,509
179,200	ESR Group Ltd(c)	485,928
3,350	Eurazeo SE	208,117
7,638	Euronext NV(b)	626,417
10,407	EXOR NV	650,336
Shares		Fair Value
Financial — (continued)
56,652	Fastighets AB Balder Class B(c)	$ 271,402
58,018	FinecoBank Banca Fineco SpA(a)	696,020
4,100	Futu Holdings Ltd ADR(c)	214,061
4,146	Gecina SA REIT	389,104
17,690	Gjensidige Forsikring ASA(c)	360,107
421	GLP J-REIT	515,918
156,881	Goodman Group REIT	1,937,125
176,898	GPT Group REIT	517,017
10,481	Groupe Bruxelles Lambert SA	878,620
178,000	Hang Lung Properties Ltd	338,702
69,800	Hang Seng Bank Ltd	1,236,919
5,664	Hannover Rueck SE	826,125
32,531	Hargreaves Lansdown PLC	313,794
133,830	Henderson Land Development Co Ltd	502,983
112,412	Hong Kong Exchanges & Clearing Ltd	5,559,478
107,400	Hongkong Land Holdings Ltd	539,377
1,898,446	HSBC Holdings PLC	12,399,328
33,800	Hulic Co Ltd(a)	262,161
12,230	Industrivarden AB Class A	276,483
15,361	Industrivarden AB Class C	343,384
364,257	ING Groep NV	3,588,531
226,513	Insurance Australia Group Ltd	683,062
1,540,963	Intesa Sanpaolo SpA	2,883,880
47,679	Investor AB Class A(a)	858,738
169,990	Investor AB Class B	2,803,436
112,666	Israel Discount Bank Ltd Class A	589,967
49,700	Japan Exchange Group Inc	720,383
673	Japan Metropolitan Fund Invest REIT	524,385
36,200	Japan Post Bank Co Ltd	281,834
228,600	Japan Post Holdings Co Ltd	1,635,616
17,200	Japan Post Insurance Co Ltd	275,281
117	Japan Real Estate Investment Corp REIT	538,742
20,202	Julius Baer Group Ltd	937,172
23,487	KBC Group NV	1,321,407
24,222	Kinnevik AB Class B(a)(c)	392,062
18,488	Klepierre SA REIT	357,781
6,828	L E Lundbergforetagen AB Class B	278,424
67,376	Land Securities Group PLC REIT	546,590
6,960	LEG Immobilien SE	579,225
562,102	Legal & General Group PLC	1,642,661
195,150	Link REIT	1,594,643
6,624,741	Lloyds Banking Group PLC	3,408,070
30,701	London Stock Exchange Group PLC	2,864,013
240,540	M&G PLC	570,107
33,993	Macquarie Group Ltd	3,870,307
204,100	Mapletree Commercial Trust REIT	268,996

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
Financial — (continued)
292,438	Mapletree Logistics Trust REIT	$ 353,896
59,635	Mediobanca Banca di Credito Finanziario SpA(c)	517,195
406,517	Melrose Industries PLC	745,405
363,937	Mirvac Group REIT	497,463
110,400	Mitsubishi Estate Co Ltd	1,600,066
59,900	Mitsubishi HC Capital Inc	276,461
1,115,400	Mitsubishi UFJ Financial Group Inc	5,967,448
85,600	Mitsui Fudosan Co Ltd	1,839,103
12,685	Mizrahi Tefahot Bank Ltd	422,291
225,110	Mizuho Financial Group Inc	2,562,859
41,600	MS&AD Insurance Group Holdings Inc	1,275,597
13,072	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,092,161
305,319	National Australia Bank Ltd	5,789,718
527,811	NatWest Group PLC	1,404,264
139,108	New World Development Co Ltd	501,086
137	Nippon Building Fund Inc REIT	683,728
181	Nippon Prologis REIT Inc	445,797
25,639	NN Group NV	1,161,269
286,600	Nomura Holdings Inc	1,041,248
11,400	Nomura Real Estate Holdings Inc	278,906
388	Nomura Real Estate Master Fund Inc REIT	484,652
311,860	Nordea Bank Abp	2,754,823
113,900	ORIX Corp	1,908,947
315,885	Oversea-Chinese Banking Corp Ltd	2,591,219
2,117	Partners Group Holding AG	1,911,856
63,169	Phoenix Group Holdings PLC	454,950
256,238	Prudential PLC	3,185,837
135,123	QBE Insurance Group Ltd	1,135,422
4,989	REA Group Ltd	385,254
198,100	Resona Holdings Inc	740,996
14,177	Sagax AB Class B	262,837
48,740	Sampo OYJ Class A	2,130,003
24,140	SBI Holdings Inc	471,686
486,379	Scentre Group REIT	873,318
11,479	Schroders PLC	374,707
112,187	Segro PLC REIT	1,338,989
37,900	Shizuoka Bank Ltd	228,191
73,800	Singapore Exchange Ltd	502,794
314,812	Sino Land Co Ltd	464,875
151,850	Skandinaviska Enskilda Banken AB Class A	1,496,002
76,164	Societe Generale SA	1,683,971
1,330	Sofina SA(a)	272,626
29,550	Sompo Holdings Inc	1,305,163
48,642	St James's Place PLC	654,198
244,188	Standard Chartered PLC	1,842,876
221,629	Stockland REIT	553,360
121,800	Sumitomo Mitsui Financial Group Inc	3,620,517
Shares		Fair Value
Financial — (continued)
30,786	Sumitomo Mitsui Trust Holdings Inc	$ 951,471
30,000	Sumitomo Realty & Development Co Ltd	791,961
134,500	Sun Hung Kai Properties Ltd	1,592,488
118,799	Suncorp Group Ltd	905,931
138,747	Svenska Handelsbanken AB Class A	1,190,992
84,495	Swedbank AB Class A	1,071,616
114,400	Swire Properties Ltd	284,814
2,944	Swiss Life Holding AG	1,437,165
6,937	Swiss Prime Site AG	609,513
28,142	Swiss Re AG	2,184,325
49,300	T&D Holdings Inc	590,148
58,500	Tokio Marine Holdings Inc	3,411,249
34,651	Tryg A/S	780,684
328,182	UBS Group AG	5,305,630
12,019	Unibail-Rodamco-Westfield REIT(a)(c)	611,048
197,316	UniCredit SpA	1,885,627
110,106	United Overseas Bank Ltd	2,080,137
40,106	UOL Group Ltd	212,586
375,644	Vicinity Centres REIT	477,204
68,835	Vonovia SE	2,129,796
13,265	Warehouses De Pauw CVA REIT	418,568
19,927	Washington H Soul Pattinson & Co Ltd	324,527
2,220	Wendel SE	186,066
330,274	Westpac Banking Corp	4,455,037
151,300	Wharf Real Estate Investment Co Ltd	722,492
14,038	Zurich Insurance Group AG	6,121,599
		261,489,847
Industrial — 12.34%
153,258	ABB Ltd	4,110,102
2,235	Acciona SA(a)	411,819
20,221	ACS Actividades de Construccion y Servicios SA(a)	492,810
7,038	Aena SME SA(c)	898,060
2,626	Aeroports de Paris(c)	334,765
17,900	AGC Inc(a)	628,964
55,008	Airbus SE	5,380,349
30,499	Alfa Laval AB	739,360
29,525	Alstom SA(a)	674,193
304	AP Moller - Maersk A/S Class A	705,571
545	AP Moller - Maersk A/S Class B	1,279,441
93,517	Assa Abloy AB Class B	1,995,657
250,615	Atlas Copco AB Class A	2,345,768
148,391	Atlas Copco AB Class B	1,243,357
112,242	Auckland International Airport Ltd(c)	502,801
163,193	Aurizon Holdings Ltd	429,203
11,000	Azbil Corp	290,010
295,969	BAE Systems PLC	2,995,667

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
Industrial — (continued)
21,978	Bouygues SA	$ 678,321
22,000	Brother Industries Ltd	387,077
50,927	Cellnex Telecom SA(b)	1,981,995
13,600	Central Japan Railway Co	1,563,087
47,205	Cie de Saint-Gobain(c)	2,039,701
59,500	CK Infrastructure Holdings Ltd	365,505
96,495	CNH Industrial NV	1,116,004
72,078	CRH PLC	2,487,337
9,200	Daifuku Co Ltd	526,518
23,300	Daikin Industries Ltd	3,741,028
2,328	Dassault Aviation SA	363,549
92,486	Deutsche Post AG	3,491,930
2,800	Disco Corp	666,293
19,034	DSV A/S	2,676,510
28,300	East Japan Railway Co	1,447,522
7,998	Eiffage SA	723,502
2,617	Elbit Systems Ltd	601,065
60,422	Epiroc AB Class A	936,847
36,259	Epiroc AB Class B	491,361
17,900	FANUC Corp	2,805,633
46,271	Ferrovial SA	1,177,304
12,500	Fuji Electric Co Ltd	516,798
14,142	GEA Group AG	490,277
3,370	Geberit AG	1,621,319
41,999	Getlink SE	744,870
35,737	Halma PLC	876,983
22,200	Hankyu Hanshin Holdings Inc	606,354
13,505	HeidelbergCement AG	652,042
181,605	Hexagon AB Class B	1,897,601
2,879	Hirose Electric Co Ltd	382,277
11,500	Hitachi Construction Machinery Co Ltd	255,446
90,400	Hitachi Ltd	4,300,334
51,910	Holcim AG	2,226,397
34,500	Hoya Corp	2,952,611
37,841	Husqvarna AB Class B	278,919
9,600	Ibiden Co Ltd	271,974
25,749	Indutrade AB	472,443
32,254	Infrastrutture Wireless Italiane SpA(b)	327,905
13,561	Investment AB Latour Class B(a)	269,361
42,371	James Hardie Industries PLC	927,622
19,600	JSR Corp	509,329
41,400	Kajima Corp	474,718
9,000	Keio Corp	322,863
12,600	Keisei Electric Railway Co Ltd	347,912
131,800	Keppel Corp Ltd	615,719
18,160	Keyence Corp	6,227,758
14,765	Kingspan Group PLC(a)	887,840
16,800	Kintetsu Group Holdings Co Ltd	522,676
6,212	KION Group AG	260,049
7,161	Knorr-Bremse AG	410,147
87,000	Komatsu Ltd	1,937,244
31,858	Kone OYJ Class B	1,522,666
Shares		Fair Value
Industrial — (continued)
8,336	Kongsberg Gruppen ASA	$ 299,806
4,054	Kornit Digital Ltd(c)	128,512
95,900	Kubota Corp(a)	1,437,168
5,127	Kuehne + Nagel International AG	1,218,188
9,300	Kurita Water Industries Ltd	336,645
30,200	Kyocera Corp	1,614,384
24,954	Legrand SA	1,852,805
67,942	Lendlease Corp Ltd	427,963
26,200	Lixil Corp	492,444
20,200	Makita Corp	500,688
33,900	MINEBEA MITSUMI Inc	577,768
25,300	MISUMI Group Inc	534,323
171,600	Mitsubishi Electric Corp	1,844,555
30,100	Mitsubishi Heavy Industries Ltd	1,052,047
33,300	Mitsui OSK Lines Ltd	766,051
139,702	MTR Corp Ltd	732,421
4,839	MTU Aero Engines AG	886,468
53,600	Murata Manufacturing Co Ltd	2,917,304
135,238	Nibe Industrier AB Class B	1,019,457
41,800	Nidec Corp	2,590,216
6,800	Nippon Express Holdings Inc	370,417
15,400	Nippon Yusen KK	1,055,900
61,700	Obayashi Corp	448,760
27,400	Odakyu Electric Railway Co Ltd	369,675
17,500	Omron Corp	890,693
40,349	Orica Ltd	441,446
51,398	Poste Italiane SpA(a)(b)	480,906
22,862	Prysmian SpA	628,088
4,117	Rheinmetall AG	950,063
798	Rockwool A/S Class B	181,173
798,483	Rolls-Royce Holdings PLC(c)	812,487
31,889	Safran SA	3,175,058
105,332	Sandvik AB	1,716,607
5,719	Schindler Holding AG	1,040,767
50,437	Schneider Electric SE	6,009,875
28,400	SG Holdings Co Ltd	480,242
21,300	Shimadzu Corp	675,114
51,600	Shimizu Corp	285,058
71,375	Siemens AG	7,337,131
38,807	Siemens Energy AG(a)	571,953
13,238	Sika AG	3,055,824
135,800	Singapore Technologies Engineering Ltd	399,770
118,000	SITC International Holdings Co Ltd	335,613
30,596	Skanska AB Class B	470,736
34,685	SKF AB Class B	514,597
5,300	SMC Corp	2,359,240
36,582	Smiths Group PLC	625,361
6,980	Spirax-Sarco Engineering PLC	841,678
17,500	Taisei Corp	545,650
36,200	TDK Corp	1,119,242
128,000	Techtronic Industries Co Ltd	1,336,596
42,190	Tenaris SA	541,896
9,984	Thales SA	1,225,811

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
Industrial — (continued)
18,700	Tobu Railway Co Ltd	$ 426,859
45,400	Tokyu Corp	535,878
36,600	Toshiba Corp	1,487,069
12,600	TOTO Ltd	417,204
2,456	VAT Group AG(b)	587,368
26,700	Venture Corp Ltd	319,826
50,245	Vinci SA	4,510,085
43,710	Wartsila OYJ Abp	342,634
20,100	West Japan Railway Co	739,448
181,000	Xinyi Glass Holdings Ltd	436,711
26,300	Yamato Holdings Co Ltd	420,883
21,600	Yaskawa Electric Corp	697,640
21,100	Yokogawa Electric Corp	349,062
7,588	ZIM Integrated Shipping Services Ltd(a)	358,381
		163,988,128
Technology — 5.34%
18,300	Advantest Corp	984,114
4,370	ASM International NV	1,087,292
38,015	ASML Holding NV	17,959,803
11,336	AVEVA Group PLC	311,064
7,040	Bechtle AG	289,166
93,400	Canon Inc(a)	2,116,573
17,600	Capcom Co Ltd	428,137
14,961	Capgemini SE	2,580,187
9,913	Check Point Software Technologies Ltd(c)	1,207,205
51,925	Computershare Ltd	885,486
3,933	CyberArk Software Ltd(c)	503,267
62,029	Dassault Systemes SE	2,297,618
51,350	Embracer Group AB(a)(c)	394,424
33,700	FUJIFILM Holdings Corp	1,810,750
18,400	Fujitsu Ltd	2,302,355
13,800	Hamamatsu Photonics KK	537,615
121,845	Infineon Technologies AG	2,963,956
9,800	Itochu Techno-Solutions Corp	240,954
4,970	Koei Tecmo Holdings Co Ltd	161,155
8,800	Konami Group Corp	487,533
7,200	Lasertec Corp(a)	857,547
16,235	Logitech International SA(a)	846,578
23,400	NEC Corp	912,997
5,181	Nemetschek SE	315,196
47,400	Nexon Co Ltd	973,348
30,669	Nomura Research Institute Ltd	823,050
59,400	NTT Data Corp	824,047
6,300	Obic Co Ltd	895,899
3,500	Oracle Corp Japan	203,823
9,800	Otsuka Corp	291,657
109,600	Renesas Electronics Corp(c)	991,810
63,100	Ricoh Co Ltd	492,631
8,100	Rohm Co Ltd	567,808
94,049	Sage Group PLC	728,066
97,428	SAP SE	8,880,645
16,200	SCSK Corp	275,118
27,500	Seiko Epson Corp	389,042
Shares		Fair Value
Technology — (continued)
48,174	Sinch AB(c)	$ 157,358
8,000	Square Enix Holdings Co Ltd	355,094
63,717	STMicroelectronics NV	2,015,062
30,300	SUMCO Corp	394,048
5,522	Teleperformance	1,705,113
6,021	Temenos AG	515,278
20,300	TIS Inc	534,108
13,900	Tokyo Electron Ltd	4,536,868
10,274	Tower Semiconductor Ltd(c)	479,220
9,003	Ubisoft Entertainment SA(c)	397,064
13,039	WiseTech Global Ltd	341,912
12,076	Xero Ltd(c)	644,142
		70,893,183
Utilities — 3.28%
61,700	Chubu Electric Power Co Inc	621,283
155,000	CLP Holdings Ltd	1,288,094
209,474	E.ON SE	1,764,423
253,922	EDP - Energias de Portugal SA	1,183,367
28,016	EDP Renovaveis SA	661,813
57,429	Electricite de France SA	471,715
3,276	Elia Group SA(a)	465,261
22,380	Enagas SA(a)	494,970
30,318	Endesa SA(a)	573,541
758,856	Enel SpA	4,161,752
170,413	Engie SA(a)	1,973,214
42,772	Fortum OYJ(c)	646,496
225,000	HK Electric Investments & HK Electric Investments Ltd	206,454
1,061,229	Hong Kong & China Gas Co Ltd	1,145,295
543,482	Iberdrola SA(c)	5,658,429
67,200	Kansai Electric Power Co Inc	665,184
66,818	Mercury NZ Ltd	235,274
113,406	Meridian Energy Ltd	330,936
337,473	National Grid PLC	4,334,783
17,612	Naturgy Energy Group SA(a)	508,913
168,533	Origin Energy Ltd	669,001
17,650	Orsted A/S	1,858,967
35,600	Osaka Gas Co Ltd	682,283
125,500	Power Assets Holdings Ltd	790,639
40,818	Red Electrica Corp SA(a)	772,671
59,937	RWE AG	2,216,843
23,856	Severn Trent PLC	791,732
188,144	Snam SpA	987,077
99,428	SSE PLC	1,961,638
133,721	Terna - Rete Elettrica Nazionale(a)	1,051,350
140,100	Tokyo Electric Power Co Holdings Inc(c)	586,068
35,500	Tokyo Gas Co Ltd	735,704
7,455	Uniper SE	111,409
62,137	United Utilities Group PLC	773,120
61,184	Veolia Environnement SA(a)	1,499,829

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
Utilities — (continued)
6,250	Verbund AG	$ 614,367
		43,493,895
TOTAL COMMON STOCK — 95.84% (Cost $1,318,101,528)		$1,273,260,107
PREFERRED STOCK
Consumer, Cyclical — 0.27%
5,356	Bayerische Motoren Werke AG	382,020
14,031	Porsche Automobil Holding SE	933,220
17,315	Volkswagen AG	2,331,297
		3,646,537
Consumer, Non-Cyclical — 0.08%
16,405	Henkel AG & Co KGaA	1,015,155
Industrial — 0.07%
2,479	Sartorius AG(c)	870,055
TOTAL PREFERRED STOCK — 0.42% (Cost $7,236,188)		$ 5,531,747
RIGHTS
Industrial — 0.00%(e)
13,981	ACS Actividades de Construccion y Servicios SA(c)	18,312
Utilities — 0.00%(e)
21	Elia Group SA(c)	10
TOTAL RIGHTS — 0.00%(e) (Cost $20,515)—		$ 18,322
GOVERNMENT MONEY MARKET MUTUAL FUNDS
1,084,000	BlackRock FedFund Institutional Class(f), 1.32%(g)	1,084,000
3,556,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(f), 1.46%(g)	3,556,000
1,084,000	Goldman Sachs Financial Square Government Fund Institutional Class(f), 1.38%(g)	1,084,000
1,084,000	Invesco Government & Agency Portfolio Institutional Class(f), 0.84%(g)	1,084,000
Shares		Fair Value
Government Money Market Mutual Funds — (continued)
3,736,000	Morgan Stanley Liquidity Government Portfolio Institutional Class(f), 1.38%(g)	$ 3,736,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.79% (Cost $10,544,000)		$ 10,544,000
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.48%
$19,700,000	Federal Home Loan Bank(h) 1.01%, 07/01/2022	19,700,000
Repurchase Agreements — 2.51%
10,415,433	Undivided interest of 20.45% in a repurchase agreement (principal amount/value $51,006,030 with a maturity value of $51,008,198) with Scotia Capital (USA) Inc, 1.53%, dated 6/30/22 to be repurchased at $10,415,433 on 7/1/22 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 2.00% - 7.00%, 2/15/24 - 1/20/64, with a value of $52,028,378.(f)	10,415,433
10,415,433	Undivided interest of 9.57% in a repurchase agreement (principal amount/value $108,943,097 with a maturity value of $108,947,788) with RBC Capital Markets Corp, 1.55%, dated 6/30/22 to be repurchased at $10,415,433 on 7/1/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.88%, 8/16/22 - 5/20/52, with a value of $111,121,960.(f)	10,415,433

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$10,415,433	Undivided interest of 9.62% in a repurchase agreement (principal amount/value $108,359,862 with a maturity value of $108,364,527) with Bank of America Securities Inc, 1.55%, dated 6/30/22 to be repurchased at $10,415,433 on 7/1/22 collateralized by Government National Mortgage Association securities, 1.00% - 8.50%, 1/20/24 - 6/20/52, with a value of $110,527,059.(f)	$ 10,415,433
2,085,573	Undivided interest of 9.88% in a repurchase agreement (principal amount/value $21,131,348 with a maturity value of $21,132,228) with Citigroup Global Markets Inc, 1.50%, dated 6/30/22 to be repurchased at $2,085,573 on 7/1/22 collateralized by U.S. Treasury securities, 1.88% - 3.25%, 6/30/24 - 5/15/52, with a value of $21,553,975.(f)	2,085,573
		33,331,872
TOTAL SHORT TERM INVESTMENTS — 3.99% (Cost $53,031,872)		$ 53,031,872
TOTAL INVESTMENTS — 101.04% (Cost $1,388,934,103)		$1,342,386,048
OTHER ASSETS & LIABILITIES, NET — (1.04)%		$ (13,853,281)
TOTAL NET ASSETS — 100.00%		$1,328,532,767
(a)	All or a portion of the security is on loan at June 30, 2022.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Non-income producing security.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Represents less than 0.005% of net assets.
(f)	Collateral received for securities on loan.
(g)	Rate shown is the 7-day yield as of June 30, 2022.
(h)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
At June 30, 2022, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
MSCI EMINI Index	522	USD	48,457,260	September 2022	$25,590
				Net Appreciation	$25,590
At June 30, 2022, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
MEL	USD	118,835	AUD	167,682	July 01, 2022	$3,092
MEL	USD	189,950	AUD	273,211	July 05, 2022	1,354
MEL	USD	3,208	AUD	4,458	July 08, 2022	131
MEL	USD	43,962	AUD	63,298	August 23, 2022	243
MEL	USD	13,892	AUD	20,002	August 25, 2022	77
MEL	USD	15,465	AUD	22,265	August 30, 2022	86
MEL	USD	30,062	AUD	43,280	August 31, 2022	167
MEL	USD	18,677	AUD	26,889	September 14, 2022	103
MEL	USD	1,702,899	CHF	1,597,825	July 14, 2022	27,633
MEL	USD	190,289	EUR	180,679	July 01, 2022	945
MEL	USD	13,967	EUR	13,010	July 06, 2022	327
MEL	USD	1,253,028	EUR	1,158,633	July 14, 2022	37,681
MEL	USD	18,463	EUR	17,582	July 19, 2022	14
MEL	USD	123,404	EUR	114,562	August 05, 2022	3,046
MEL	USD	86,189	GBP	69,560	July 01, 2022	1,514
MEL	USD	15,511	GBP	12,497	July 05, 2022	297
MEL	USD	70,545	GBP	57,394	July 08, 2022	672
MEL	USD	18,440	GBP	14,618	July 13, 2022	642
MEL	USD	21,147	GBP	16,872	July 15, 2022	605
MEL	USD	13,189	GBP	10,552	July 21, 2022	340
MEL	USD	41,102	GBP	33,971	July 22, 2022	(263)
MEL	USD	19,612	GBP	15,646	July 28, 2022	559
MEL	USD	33,375	GBP	27,210	July 29, 2022	239
MEL	USD	13,077	GBP	10,432	August 02, 2022	373
MEL	USD	15,724	GBP	12,948	August 05, 2022	(46)
MEL	USD	143,759	GBP	113,930	August 17, 2022	4,961
MEL	USD	17,548	HKD	137,560	July 06, 2022	14
MEL	USD	13,809	HKD	108,240	July 07, 2022	11
MEL	USD	18,175	HKD	142,496	July 19, 2022	4
MEL	USD	36,362	HKD	285,075	August 02, 2022	(8)
MEL	USD	36,612	JPY	4,977,600	August 08, 2022	(161)
MEL	USD	5,914	JPY	749,094	August 15, 2022	377
MEL	USD	29,243	JPY	3,969,500	August 29, 2022	(131)
MEL	USD	15,039	JPY	2,041,360	August 30, 2022	(67)
MEL	USD	159,494	JPY	21,645,505	September 01, 2022	(719)
MEL	USD	9,465	JPY	1,284,477	September 02, 2022	(43)
MEL	USD	43,715	JPY	5,928,282	September 06, 2022	(182)
MEL	USD	11,778	JPY	1,597,575	September 08, 2022	(54)
MEL	USD	13,942	JPY	1,890,995	September 09, 2022	(64)
MEL	USD	9,695	JPY	1,314,737	September 12, 2022	(45)
MEL	USD	11,166	JPY	1,513,850	September 15, 2022	(52)
MEL	USD	2,260	JPY	306,000	September 29, 2022	(10)
MEL	USD	3,144	JPY	425,722	September 30, 2022	(15)
MEL	USD	7,889	NZD	12,477	July 06, 2022	97
MEL	USD	12,679	SEK	130,589	July 05, 2022	(88)
					Net Appreciation	$83,656
Counterparty Abbreviations:
MEL	Mellon Capital
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar
Summary of Investments by Country as of June 30, 2022.
Country	Fair Value	Percentage of Fund Investments
Japan	$ 283,282,439	21.10%
United Kingdom	197,010,843	14.68
Switzerland	140,910,306	10.50
France	138,793,154	10.34
Australia	98,610,573	7.35
Germany	98,451,832	7.33
United States	63,575,872	4.74
Netherlands	57,269,569	4.27
Hong Kong	41,960,187	3.12
Sweden	40,907,824	3.05
Denmark	35,541,341	2.65
Spain	32,716,295	2.44
Italy	24,417,089	1.82
Singapore	18,366,436	1.37
Finland	15,712,199	1.17
Ireland	11,692,285	0.87
Belgium	11,183,956	0.83
Norway	10,088,400	0.75
Israel	9,723,251	0.72
Luxembourg	3,183,670	0.24
New Zealand	2,948,011	0.22
Portugal	2,315,315	0.17
Austria	2,307,790	0.17
Macau	582,180	0.04
Chile	515,079	0.04
Jordan	319,714	0.02
United Arab Emirates	438	0.00
Total	$1,342,386,048	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2022 (Unaudited)
Great-West International Index Fund
ASSETS:
Investments in securities, fair value (including $34,099,543 of securities on loan)(a)	$1,309,054,176
Repurchase agreements, fair value(b)	33,331,872
Cash	18,532,132
Cash denominated in foreign currencies, fair value(c)	2,116,056
Cash pledged on futures contracts	3,216,188
Dividends receivable	5,678,046
Subscriptions receivable	1,743,647
Receivable for investments sold	12,715
Unrealized appreciation on forward foreign currency contracts	85,604
Total Assets	1,373,770,436
LIABILITIES:
Payable for director fees	7,369
Payable for other accrued fees	145,720
Payable for shareholder services fees	202,093
Payable to investment adviser	264,177
Payable upon return of securities loaned	43,875,872
Redemptions payable	497,760
Unrealized depreciation on forward foreign currency contracts	1,948
Variation margin on futures contracts	242,730
Total Liabilities	45,237,669
NET ASSETS	$1,328,532,767
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$13,672,750
Paid-in capital in excess of par	1,365,988,018
Undistributed/accumulated deficit	(51,128,001)
NET ASSETS	$1,328,532,767
NET ASSETS BY CLASS
Investor Class	$690,542,327
Institutional Class	$637,990,440
CAPITAL STOCK:
Authorized
Investor Class	185,000,000
Institutional Class	250,000,000
Issued and Outstanding
Investor Class	65,349,244
Institutional Class	71,378,255
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.57
Institutional Class	$8.94
(a) Cost of investments	$1,355,602,231
(b) Cost of repurchase agreements	$33,331,872
(c) Cost of cash denominated in foreign currencies	$2,136,181
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2022 (Unaudited)
Great-West International Index Fund
INVESTMENT INCOME:
Interest	$32,579
Income from securities lending	136,105
Dividends	27,735,125
Foreign withholding tax	(2,979,000)
Total Income	24,924,809
EXPENSES:
Management fees	1,616,520
Shareholder services fees – Investor Class	1,182,898
Audit and tax fees	39,965
Custodian fees	132,830
Director's fees	16,275
Legal fees	2,432
Pricing fees	18,965
Registration fees	85,719
Shareholder report fees	9,014
Transfer agent fees	4,397
Other fees	5,782
Total Expenses	3,114,797
NET INVESTMENT INCOME	21,810,012
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(4,284,632)
Net realized loss on futures contracts	(5,070,781)
Net realized gain on forward foreign currency contracts	386,991
Net Realized Loss	(8,968,422)
Net change in unrealized depreciation on investments and foreign currency translations	(304,593,387)
Net change in unrealized depreciation on futures contracts	(944,270)
Net change in unrealized appreciation on forward foreign currency contracts	63,579
Net Change in Unrealized Depreciation	(305,474,078)
Net Realized and Unrealized Loss	(314,442,500)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(292,632,488)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2022 and fiscal year ended December 31, 2021
Great-West International Index Fund	2022 (Unaudited)	2021
OPERATIONS:
Net investment income	$21,810,012	$20,974,831
Net realized gain (loss)	(8,968,422)	25,141,255
Net change in unrealized appreciation (depreciation)	(305,474,078)	61,780,901
Net Increase (Decrease) in Net Assets Resulting from Operations	(292,632,488)	107,896,987
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(25,779,005)
Institutional Class	-	(49,944,647)
From Net Investment Income and Net Realized Gains	0	(75,723,652)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	305,798,414	493,750,181
Institutional Class	81,545,808	119,562,039
Shares issued in reinvestment of distributions
Investor Class	-	25,779,005
Institutional Class	-	49,944,647
Shares redeemed
Investor Class	(86,396,133)	(174,518,879)
Institutional Class	(61,177,938)	(176,129,620)
Net Increase in Net Assets Resulting from Capital Share Transactions	239,770,151	338,387,373
Total Increase (Decrease) in Net Assets	(52,862,337)	370,560,708
NET ASSETS:
Beginning of Period	1,381,395,104	1,010,834,396
End of Period	$1,328,532,767	$1,381,395,104
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	25,465,562	36,694,388
Institutional Class	8,260,975	10,485,342
Shares issued in reinvestment of distributions
Investor Class	-	1,944,250
Institutional Class	-	4,408,807
Shares redeemed
Investor Class	(7,266,130)	(13,221,203)
Institutional Class	(5,951,129)	(15,496,638)
Net Increase	20,509,278	24,814,946
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
6/30/2022(Unaudited)	$13.10	0.18	(2.71)	(2.53)	—	—	—	$10.57	(19.31%) (d)
12/31/2021	$12.50	0.20	1.15	1.35	(0.29)	(0.46)	(0.75)	$13.10	10.75%
12/31/2020	$11.92	0.19	0.69	0.88	(0.19)	(0.11)	(0.30)	$12.50	7.52%
12/31/2019	$10.09	0.29	1.86	2.15	(0.28)	(0.04)	(0.32)	$11.92	21.25%
12/31/2018	$12.13	0.27	(1.95)	(1.68)	(0.22)	(0.14)	(0.36)	$10.09	(13.84%)
12/31/2017	$ 9.99	0.23	2.23	2.46	(0.24)	(0.08)	(0.32)	$12.13	24.62%
Institutional Class
6/30/2022(Unaudited)	$11.06	0.17	(2.29)	(2.12)	—	—	—	$ 8.94	(19.17%) (d)
12/31/2021	$10.61	0.24	0.96	1.20	(0.29)	(0.46)	(0.75)	$11.06	11.24%
12/31/2020	$10.16	0.21	0.57	0.78	(0.22)	(0.11)	(0.33)	$10.61	7.84%
12/31/2019	$ 8.64	0.28	1.61	1.89	(0.33)	(0.04)	(0.37)	$10.16	21.80%
12/31/2018	$10.46	0.27	(1.69)	(1.42)	(0.26)	(0.14)	(0.40)	$ 8.64	(13.56%)
12/31/2017	$ 8.65	0.24	1.93	2.17	(0.28)	(0.08)	(0.36)	$10.46	25.10%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Investor Class
06/30/2022(Unaudited)	$690,542	0.64% (f)	0.64% (f)	3.06% (f)	4% (d)
12/31/2021	$617,570	0.65%	0.65%	1.49%	13%
12/31/2020	$271,563	0.65%	0.65%	1.76%	6%
12/31/2019	$197,206	0.64%	0.64%	2.57%	8%
12/31/2018	$183,743	0.65%	0.65%	2.28%	10%
12/31/2017	$193,453	0.68%	0.68%	2.02%	7%
Institutional Class
06/30/2022(Unaudited)	$637,990	0.28% (f)	0.28% (f)	3.33% (f)	4% (d)
12/31/2021	$763,825	0.28%	0.28%	2.10%	13%
12/31/2020	$739,271	0.28%	0.28%	2.22%	6%
12/31/2019	$769,900	0.27%	0.27%	2.91%	8%
12/31/2018	$668,667	0.30%	0.30%	2.66%	10%
12/31/2017	$777,648	0.33%	0.33%	2.40%	7%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of forty-five funds. Interests in the Great-West International Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the MSCI EAFE Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has affected the worldwide economy, the financial health of individual companies and the market in general. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Semi-Annual Report - June 30, 2022

For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Rights	Exchange traded close price, bids and evaluated bids.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Semi-Annual Report - June 30, 2022

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2022, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$ —	$ 86,653,458	$ —	$ 86,653,458
Communications	2,861,910	66,914,212	—	69,776,122
Consumer, Cyclical	—	161,406,731	—	161,406,731
Consumer, Non-cyclical	6,853,802	341,634,977	438	348,489,217
Diversified	1,085,647	2,001,694	—	3,087,341
Energy	—	63,982,185	—	63,982,185
Financial	746,486	260,743,361	—	261,489,847
Industrial	486,893	163,501,235	—	163,988,128
Technology	1,710,472	69,182,711	—	70,893,183
Utilities	206,454	43,287,441	—	43,493,895
	13,951,664	1,259,308,005	438	1,273,260,107
Preferred Stock
Consumer, Cyclical	—	3,646,537	—	3,646,537
Consumer, Non-cyclical	—	1,015,155	—	1,015,155
Industrial	—	870,055	—	870,055
	—	5,531,747	—	5,531,747
Rights
Industrial	—	—	18,312	18,312
Utilities	10	—	—	10
	10	—	18,312	18,322
Government Money Market Mutual Funds	10,544,000	—	—	10,544,000
Short Term Investments	—	53,031,872	—	53,031,872
Total investments, at fair value:	24,495,674	1,317,871,624	18,750	1,342,386,048
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	85,604	—	85,604
Futures Contracts(a)	25,590	—	—	25,590
Total Assets	$ 24,521,264	$ 1,317,957,228	$ 18,750	$ 1,342,497,242
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(1,948)	—	(1,948)
Total Liabilities	$ 0	$ (1,948)	$ —	$ (1,948)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Semi-Annual Report - June 30, 2022

Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2022 were as follows:
Federal tax cost of investments	$1,397,370,266
Gross unrealized appreciation on investments	186,683,526
Gross unrealized depreciation on investments	(241,558,498)
Net unrealized depreciation on investments	$(54,874,972)
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

Semi-Annual Report - June 30, 2022

In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 298 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average foreign currency contracts amount of $5,976,073 in forward contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2022 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$25,590 (a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$ 85,604	Unrealized depreciation on forward foreign currency contracts	$(1,948)

Semi-Annual Report - June 30, 2022

(a)Includes cumulative appreciation of futures contracts as reported in the Fund's Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2022 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized loss on futures contracts	$(5,070,781)	Net change in unrealized depreciation on futures contracts	$(944,270)
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$ 386,991	Net change in unrealized appreciation on forward foreign currency contracts	$ 63,579
Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.25% of the Fund’s average daily net assets up to $1 billion dollars, 0.20% of the Fund’s average daily net assets over $1 billion dollars and 0.15% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.32% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2023 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2022, the amounts subject to recoupment were as follows:
Expires December 31, 2022	Expires December 31, 2023	Expires December 31, 2024	Expires June 30, 2025	Recoupment of Past Reimbursed Fees by the Adviser
$5,118	$18,462	$0	$0	$0
The Adviser and Great-West Funds entered into a sub-advisory agreement with Irish Life Investment Managers Limited (ILIM), an affiliate of the Adviser and GWL&A. The Adviser is responsible for compensating the Sub-Adviser for its services.
The Adviser is responsible for compensating ILIM, which receives monthly compensation for its services at the annual rate of 0.02% of the Fund's net assets.
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the share class.

Semi-Annual Report - June 30, 2022

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $690,500 for the fiscal period ended June 30, 2022.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $320,437,183 and $58,086,217, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2022, the Fund had securities on loan valued at $34,099,543 and received collateral as reported on the Statement of Assets and Liabilities of $43,875,872 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2022, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 30, 2022, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued.
Effective August 1, 2022, Empower renamed certain operating companies within its corporate group to include “Empower” in the legal name. In addition, the Great-West International Index Fund changed its name to the Empower International Index Fund on August 1, 2022.

Semi-Annual Report - June 30, 2022

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the GWCM Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2022 and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2021 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 16, 2022. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2022 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West International Index Fund, a series of the Company (the “Fund,” and together with the Company’s other series, the “Great-West Funds”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, GWCM and Irish Life Investment Managers Limited (“ILIM” or the “Sub-Adviser”), with respect to the Fund. (GWCM is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”). ILIM is an affiliate of GWCM and GWL&A.)

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 23, 2022 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met with representatives of GWCM to review, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data, and further discussed such information with GWCM. The
Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Trustees convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Great-West Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Great-West Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Great-West Funds, including the services and support provided to each of the Great-West Funds, including the Fund and its shareholders.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that GWCM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of GWCM—which does not have its own employees—pursuant to an agreement between GWCM and Empower. (Empower is a wholly-owned subsidiary of GWL&A; references herein to personnel, services, activities and resources of GWCM should be understood generally as including Empower.)

The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent strategic initiatives, progress on implementation of an enhanced trade order management system and various other projects and GWCM’s efforts generally to ensure that third-party programs and vendors used to service the Fund—including for purposes of regulatory compliance support—are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and GWCM each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of the COVID-19 pandemic and macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. In assessing the Fund’s performance, the Board considered that the Fund’s investment objective is to seek investment results that, before fees and expenses, track the total return of the common stocks that comprise the MSCI EAFE (Europe, Australia, Far East) Index (the “Index”). Therefore, the Board evaluated the performance information for the Fund’s Investor Class and Institutional Class as compared to the Index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three- and five-year periods ended December 31, 2021. The Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class for each period reviewed were in the third or fourth quintile of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), which, for the one-year period ended December 31, 2021, exceeded the performance universe median. As to the performance for the three-, five- and ten-year periods ended December 31, 2021, the Board noted that the specific performance universe rankings for the Fund’s Investor Class were in the 60th, 54th and 61st percentiles, respectively. With respect to the Fund’s Institutional Class, the Board observed that the annualized returns were in the second, third and second quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2021, respectively, which exceeded or equaled the performance universe median for each period.
In evaluating the performance data, the Board considered the expectations of shareholders and that the Fund is not actively managed, and thus, the investment performance of the Fund in absolute terms and relative to the performance universe was not of the importance that normally attaches to the performance of actively managed funds. Of more importance to the Board was the extent to which the Fund achieved its objective to provide investment results that, before fees and expenses, track the total return of the Index. Therefore, the Board focused its attention primarily on the Fund’s performance relative to the Index. In this regard, the Board observed that the annualized returns of the Fund’s Investor Class exceeded the Index for the five-year period ended December 31, 2021 and underperformed the Index for each other period reviewed. The Board also observed that the annualized returns of the Fund’s Institutional Class exceeded the Index for the three- and five-year periods ended December 31, 2021 and underperformed the Index for the one-year period ended December 31, 2021.

In evaluating the foregoing performance results, the Board considered, among other things, the impact of Fund expenses on performance relative to the Index. The Board also took into account the Sub-Adviser’s approach to managing indexed investment portfolios, the organization, composition and experience of its investment personnel and its operational risk controls, among other things. Also relevant to the Board’s assessment were GWCM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including GWCM’s systematic approach to performance monitoring.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised Funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2023, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, for each class the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratio for all funds in the peer group. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance.
The Board observed that although the Contractual Management Fee of the Fund’s Institutional Class was above the median contractual management fee of its peer group of funds, the specific ranking for the Institutional Class in this respect was in the 56th percentile of its peer group. The Board also observed that the Contractual Management Fee of the Fund’s Investor Class was below the median contractual management fee of its peer group. As to the total annual operating expense ratio, the Board observed that, for the Fund’s Investor Class, it was equal to the peer group median expense ratio, and with respect to the Fund’s Institutional Class, below the peer group median expense ratio, which, in each case, ranked in the third quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). In addition, the Board considered the Independent Consultant’s opinion that the Fund’s Contractual Management Fee and total annual operating expense ratio are reasonable.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. Although not identified specifically as accounts or products comparable to the Fund, the Board noted that the information provided by the Sub-Adviser included the fees charged by ILIM to GWCM for the other series of the Company sub-advised by ILIM, including other equity index funds and an international equity fund (as to a sleeve of the fund managed similarly to the Fund) (collectively, the “ILIM Sub-Advised Funds”). The Board also noted the Sub-Adviser’s statement that the sub-advisory fee charged to GWCM for the Fund is consistent with pricing for mandates of similar size and services.

The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser.
With respect to GWCM’s profitability information, the Board considered the review undertaken by management in 2020 of the organization’s expense allocation methodology following an internal corporate restructuring and, following such review, GWCM’s determination to adjust the methodology used in determining profitability. In this connection, the Board took into account its prior discussions with management regarding the methodology as well as the analysis performed by an independent auditor, including the auditor’s conclusion that the methodology was reasonable. The Board also considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also noted its discussion with GWCM representatives at the March Meeting regarding the impact of the methodology adjustment to GWCM’s 2021 profitability and GWCM’s confirmation that no further methodology adjustments were made in 2021.
The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. In evaluating the information provided by the Sub-Adviser, the Board noted that the Sub-Adviser’s profitability was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to the ILIM Sub-Advised Funds (i.e., including the Fund).
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. The Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through services that benefit shareholders, competitive management fee rates set at the outset and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that the management fee schedule contained breakpoints that would reduce the management fee rate on assets above specified levels as the Fund’s assets increased.
The Board also considered the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by GWCM. The Board noted that although such portion was above the peer group median with respect to the Fund’s Institutional Class (by one basis point), the portion was equal to the peer group median with respect to the Fund’s Investor Class. In this regard, the Board took into account that the sub-advisory fee under the Sub-Advisory Agreement is paid by GWCM out of the management fee it receives under the Advisory Agreement and that the management fee schedule includes breakpoints.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted the Sub-Adviser’s statement that its primary “fall-out” benefit from managing the Fund is the reputational value associated with serving as Sub-Adviser which may support its business growth in the U.S. and elsewhere in the future.
The Board noted where services were provided to the Fund by affiliates of GWCM and the Sub-Adviser, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement, effective April 29, 2020 (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement—an assessment that included, among other things, reviews of: service metrics data; the nature and quality of shareholder services; fees retained by Empower and those paid to third-party providers; and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by GWCM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM, the Sub-Adviser or its affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2022
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2022
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:August 23, 2022